Description of Organization and Business Operations (Details) - USD ($)			1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 14, 2021	Dec. 14, 2021	Dec. 16, 2021	Jul. 28, 2021	Jul. 19, 2021	Jun. 30, 2022	Dec. 31, 2021	Jun. 06, 2022
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds (in Dollars)						$ 675,000	$ 675,000
Price per unit (in Dollars per share)							$ 1
Transaction costs (in Dollars)							$ 3,916,281
Cash underwriting fees (in Dollars)							3,450,000
Other cost (in Dollars)							$ 466,281
Percentage of fair market value						80.00%	80.00%
Aggregate of public shares						20.00%	20.00%
Redeem outstanding shares, percentage						100.00%	100.00%
Public share price (in Dollars per share)						$ 10.1	$ 10.1
Common stock, par value (in Dollars per share)						$ 0.01	$ 0.01
Additional shares of common stock						7,500,000	7,500,000
Merger agreement, description						i. one-half of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period;ii. one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; andiii. one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.	(i) one-half of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $15.00 per share over any 20 trading days within a 30-day trading period;(ii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $17.50 per share over any 20 trading days within a 30-day trading period; and(iii) one-quarter of the Escrow Shares will be released if, within a 5-year period following the signing date of the Merger Agreement, the volume-weighted average price of the Combined Company Common Stock equals or exceeds $20.00 per share over any 20 trading days within a 30-day trading period.
Price per share (in Dollars per share)		$ 35,300,000
Principal amount (in Dollars)			$ 40,000,000
Aggregate issued amount percentage		120.00%					120.00%
Exercise price (in Dollars per share)	$ 20	$ 20					$ 15
Original issue discount	2.00%	2.00%
Outstanding principal amount of the debentures	5.00%	5.00%
Aggregate principal amount (in Dollars)						$ 37,959,184	$ 37,959,184
Warrants shares						3,036,735	3,036,735
Associated warrants for an additional shares							3,036,735
Aggregate shares reserve equal						5.00%	10.00%
Net tangible assets (in Dollars)							$ 5,000,001
Cash condition (in Dollars)						$ 50,000,000	$ 50,000,000
Percentage of voting power						88.80%	88.80%
Subscription Agreements, description						In connection with the execution of the Merger Agreement, CleanTech entered into subscription agreements (collectively, the “Subscription Agreements”) with certain parties subscribing for shares of CleanTech Common Stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and CleanTech has agreed to sell to the Subscribers, an aggregate of 3,530,000 shares of CleanTech Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $35.3 million.	In connection with the execution of the Merger Agreement, CleanTech entered into subscription agreements (collectively, the “Subscription Agreements”) with certain parties subscribing for shares of CleanTech Common Stock (the “Subscribers”) pursuant to which the Subscribers have agreed to purchase, and CleanTech has agreed to sell to the Subscribers, an aggregate of 3,530,000 shares of CleanTech Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $35.3 million.
Warrants are exercisable percentage							10.00%
Variable Interest Entity, Nonconsolidated, Comparison of Carrying Amount of Assets and Liabilities to Maximum Loss Exposure (in Dollars)							$ 20
Weighted average price of shares (in Dollars per share)						$ 13	$ 13
Shares of lock-up shares						1,000,000	1,000,000
Trust account cash (in Dollars)						$ 172,785	$ 518,905
Working capital (in Dollars)						$ 1,755,090	$ 259,136
Merger Agreement						5 years
Aggregate shares	3,530,000	3,530,000
Common stock per share (in Dollars per share)	$ 10
Total equity financing (in Dollars)	$ 35,300,000
Exercise price (in Dollars per share)			$ 20
Net tangible assets (in Dollars)						$ 5,000,001
Incentive plan percentage								3.00%
Exercise price (in Dollars per share)						$ 20
Preferred Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued						15,062,524	15,062,524
Common Stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued						9,669,216	9,669,216
Minimum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Incentive plan percentage								5.00%
Maximum [Member]
Description of Organization and Business Operations (Details) [Line Items]
Incentive plan percentage								10.00%
Stock Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued						4,055,704	4,055,704
CleanTech Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants						2,166,667	2,166,667
Securities Purchase Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Principal amount (in Dollars)						$ 40,000,000
Subscription Agreements [Member]
Description of Organization and Business Operations (Details) [Line Items]
Additional shares of common stock	3,530,000	3,530,000				3,530,000	3,530,000
Purchase price, per price (in Dollars per share)		$ 10				$ 10	$ 10
Principal amount (in Dollars)			$ 40,000,000
Securities Purchase Agreement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate issued amount percentage		120.00%				120.00%
Exercise price (in Dollars per share)	$ 15	$ 15				$ 15
Aggregate of principal amount (in Dollars)							$ 40,000,000
Percentage of issued amount of debentures divided						100.00%
Initial Public Offering [Member]
Description of Organization and Business Operations (Details) [Line Items]
Initial public offering units					15,000,000
Share price, per share (in Dollars per share)					$ 10
Gross proceeds (in Dollars)					$ 150,000,000
Sale of warrants						4,333,333	4,333,333
Purchased additional units						2,250,000	2,250,000
Net proceeds of sale of public units (in Dollars)						$ 174,225,000	$ 174,225,000
Private Placement Warrants [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants						6,500,000	6,500,000
Price, per unit (in Dollars per share)							$ 1
Price per unit (in Dollars per share)						$ 1
Warrant per share (in Dollars per share)						$ 1	$ 1
Warrants shares							7,175,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Sale of warrants						675,000	675,000
Purchased additional units				2,250,000
Generating gross proceeds (in Dollars)				$ 22,500,000
CleanTech Sponsor [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price, per unit (in Dollars per share)						$ 1
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Percentage of acquires voting securities						50.00%	50.00%
Net tangible assets (in Dollars)						$ 5,000,001
Business combination, description						It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.	It is anticipated that upon completion of the Business Combination, CLAQ’s public stockholders (other than the PIPE Investment investors) would retain an ownership interest of approximately 28.5% in the Combined Company, the PIPE Investment investors will own approximately 5.6% of the Combined Company (such that the public stockholders, including the PIPE Investment investors, would own approximately 34.1% of the Combined Company), the Co-Sponsors, officers, directors and other holders of founder shares will retain an ownership interest of approximately 6.8% of the Combined Company and the Nauticus stockholders will own approximately 59.1% (including the 7,500,000 Earnout Shares) of the Combined Company.
Weighted average price of shares (in Dollars per share)						$ 13	$ 13
Series of Individually Immaterial Business Acquisitions [Member]
Description of Organization and Business Operations (Details) [Line Items]
Net tangible assets (in Dollars)							$ 5,000,001
Convertible Notes [Member]
Description of Organization and Business Operations (Details) [Line Items]
Aggregate of common stock, shares issued						5,299,543	5,299,543